Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax:
Federal			$ (579)
State	$ 392	$ 779	(1,351)
Foreign	(1)		(145)
Total	391	779	(2,075)
Deferred income tax:
Federal		(925)	8,614
State		(181)	(1,938)
Foreign	(40)	841	(1,009)
Total	(40)	(265)	5,667
Provision for income taxes	$ 351	$ 514	$ 3,592